FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21357
                                   ---------

                Franklin Templeton Limited Duration Income Trust
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

                 One Franklin Parkway, San Mateo, CA 94403-1906
              (Address of principal executive offices) (Zip code)

          Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  3/31
                          ----

Date of reporting period: 12/31/05
                          --------



Item 1. Schedule of Investments.



FRANKLIN TEMPLETON
LIMITED DURATION INCOME TRUST

QUARTERLY STATEMENT OF INVESTMENTS
DECEMBER 31, 2005

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ..................................................    3

Notes to Statement of Investments .........................................   12

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                                          Quarterly Statement of Investments | 1
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                       This page intentionally left blank.

FRANKLIN TEMPLETON
LIMITED DURATION INCOME TRUST

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005 (UNAUDITED)

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                                                                                    COUNTRY      PRINCIPAL AMOUNT(C)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
           BONDS 52.1%
           COMMERCIAL SERVICES 0.9%
           JohnsonDiversey Holdings Inc., senior disc. note, zero cpn. to
            5/17/07, 10.67% thereafter, 5/15/13 ................................  United States      4,300,000        $   3,440,000
                                                                                                                      -------------
           COMMUNICATIONS 7.5%
           Dobson Cellular Systems Inc., senior secured note, 9.875%,
            11/01/12 ...........................................................  United States      4,000,000            4,430,000
           Inmarsat Finance PLC, senior note, 7.625%, 6/30/12 ..................  United Kingdom     1,924,000            1,993,745
    (a),(b)Intelsat Bermuda Ltd., senior note, 144A, FRN, 8.695%, 1/15/12 ......     Bermuda         4,000,000            4,085,000
           MCI Inc., senior note, 7.688%, 5/01/09 ..............................  United States      2,000,000            2,070,000
           Millicom International Cellular SA, senior note, 10.00%, 12/01/13 ...    Luxembourg       4,000,000            4,150,000
        (b)Qwest Communications International Inc., senior note, 144A, 7.50%,
            2/15/14 ............................................................  United States      3,500,000            3,613,750
        (a)Rogers Wireless Communications Inc., senior secured note, FRN,
            7.616%, 12/15/10 ...................................................     Canada          3,000,000            3,112,500
           Time Warner Telecom Holdings Inc., senior note, 9.25%, 2/15/14 ......  United States      2,000,000            2,120,000
        (b)Wind Acquisition Finance SA, senior note, 144A, 10.75%, 12/01/15 ....      Italy          2,700,000            2,801,250
                                                                                                                      -------------
                                                                                                                         28,376,245
                                                                                                                      -------------
           CONSUMER DURABLES 2.6%
           D.R. Horton Inc., senior note, 8.00%, 2/01/09 .......................  United States      4,000,000            4,282,976
           General Motors Acceptance Corp.,
             6.875%, 8/28/12 ...................................................  United States      2,000,000            1,804,988
             7.25%, 3/02/11 ....................................................  United States      2,000,000            1,840,192
           Simmons Co., senior sub. note, 7.875%, 1/15/14 ......................  United States      2,000,000            1,860,000
                                                                                                                      -------------
                                                                                                                          9,788,156
                                                                                                                      -------------
           CONSUMER NON-DURABLES 1.8%
           Smithfield Foods Inc., senior note, 8.00%, 10/15/09 .................  United States      4,000,000            4,240,000
           Spectrum Brands Inc., senior sub. note, 8.50%, 10/01/13 .............  United States      3,000,000            2,632,500
                                                                                                                      -------------
                                                                                                                          6,872,500
                                                                                                                      -------------
           CONSUMER SERVICES 13.5%
           Advanstar Communications Inc., senior secured note, 10.75%,
            8/15/10 ............................................................  United States      2,000,000            2,202,500
        (a)AMC Entertainment Inc., senior note, FRN, 8.59%, 8/15/10 ............  United States      4,000,000            4,135,000
           Boyd Gaming Corp., senior sub. note, 8.75%, 4/15/12 .................  United States      2,000,000            2,155,000
           CCH II LLC, senior note, 10.25%, 9/15/10 ............................  United States      4,000,000            4,000,000
           Clear Channel Communications Inc., senior note, 7.65%, 9/15/10 ......  United States      4,000,000            4,285,932
           CSC Holdings Inc., senior note, 8.125%, 7/15/09 .....................  United States      4,000,000            4,060,000
           Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ...............  United States      4,000,000            4,460,000
           DIRECTV Holdings LLC, senior note, 8.375%, 3/15/13 ..................  United States      2,577,000            2,783,160
        (b)Hertz Corp., senior note, 144A, 8.875%, 1/01/14 .....................  United States      2,000,000            2,047,500
           Liberty Media Corp., senior note, 7.875%, 7/15/09 ...................  United States      4,000,000            4,234,832
           LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ..............  United States      4,000,000            3,855,000
           Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 ......  United States      4,000,000            4,280,000


                                          QUARTERLY STATEMENT OF INVESTMENTS | 3

FRANKLIN TEMPLETON
LIMITED DURATION INCOME TRUST

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    COUNTRY      PRINCIPAL AMOUNT(C)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
           BONDS (CONT.)
           CONSUMER SERVICES (CONT.)
           Quebecor Media Inc., senior disc. note, zero cpn. to 7/15/06,
            13.75% thereafter, 7/15/11 .........................................      Canada         4,000,000        $   4,155,000
           Royal Caribbean Cruises Ltd., senior note, 8.00%, 5/15/10 ...........  United States      4,000,000            4,364,468
                                                                                                                      -------------
                                                                                                                         51,018,392
                                                                                                                      -------------
           ELECTRONIC TECHNOLOGY 1.9%
           Flextronics International Ltd., senior sub. note,
             6.25%, 11/15/14 ...................................................    Singapore        2,300,000            2,279,875
             6.50%, 5/15/13 ....................................................    Singapore          700,000              714,875
           Sanmina-SCI Corp., senior sub. note, 6.75%, 3/01/13 .................  United States      2,000,000            1,912,500
           Xerox Corp., senior note, 9.75%, 1/15/09 ............................  United States      2,000,000            2,222,500
                                                                                                                      -------------
                                                                                                                          7,129,750
                                                                                                                      -------------
           ENERGY MINERALS 1.5%
           Chesapeake Energy Corp., senior note, 7.50%, 6/15/14 ................  United States      4,000,000            4,260,000
        (b)Massey Energy Co., senior note, 144A, 6.875%, 12/15/13 ..............  United States      1,500,000            1,520,625
                                                                                                                      -------------
                                                                                                                          5,780,625
                                                                                                                      -------------
           HEALTH SERVICES 4.6%
           DaVita Inc.,
             senior note, 6.625%, 3/15/13 ......................................  United States      1,900,000            1,942,750
             senior sub. note, 7.25%, 3/15/15 ..................................  United States      1,000,000            1,017,500
           Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 ............     Germany         4,000,000            4,140,000
           HCA Inc., senior note, 8.75%, 9/01/10 ...............................  United States      2,000,000            2,221,994
           Tenet Healthcare Corp., senior note, 6.375%, 12/01/11 ...............  United States      4,000,000            3,670,000
           Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
            10/01/14 ...........................................................  United States      4,000,000            4,270,000
                                                                                                                      -------------
                                                                                                                         17,262,244
                                                                                                                      -------------
           INDUSTRIAL SERVICES 1.6%
           Allied Waste North America Inc., senior note, B, 8.50%, 12/01/08 ....  United States      4,000,000            4,220,000
           Hanover Equipment Trust 01, senior secured note, A, 8.50%,
            9/01/08 ............................................................  United States      1,693,000            1,762,836
                                                                                                                      -------------
                                                                                                                          5,982,836
                                                                                                                      -------------
           NON-ENERGY MINERALS 1.1%
        (a)Ispat Inland ULC, senior secured note, FRN, 10.804%, 4/01/10 ........  United States      4,000,000            4,180,000
                                                                                                                      -------------
           PROCESS INDUSTRIES 4.5%
        (b)Crown Americas Inc., senior note, 144A, 7.625%, 11/15/13 ............  United States      3,000,000            3,127,500
           Graphic Packaging International Corp., senior note, 8.50%, 8/15/11 ..  United States      1,150,000            1,158,625
           Jefferson Smurfit Corp., senior note, 7.50%, 6/01/13 ................  United States      1,750,000            1,618,750
           JSG Funding PLC, senior sub. note, 7.75%, 4/01/15 ...................     Ireland         3,000,000            2,505,000
           Nalco Co.,
             senior note, 7.75%, 11/15/11 ......................................  United States      2,000,000            2,065,000
             senior sub. note, 8.875%, 11/15/13 ................................  United States      2,000,000            2,105,000
           Rhodia SA, senior note, 10.25%, 6/01/10 .............................      France         4,000,000            4,400,000
                                                                                                                      -------------
                                                                                                                         16,979,875
                                                                                                                      -------------


4 | Quarterly Statement of Investments

FRANKLIN TEMPLETON
LIMITED DURATION INCOME TRUST

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    COUNTRY      PRINCIPAL AMOUNT(C)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
           BONDS (CONT.)
           PRODUCER MANUFACTURING 3.1%
           Case New Holland Inc., senior note, 9.25%, 8/01/11 ..................  United States      4,000,000        $   4,300,000
        (b)Invensys PLC, senior note, 144A, 9.875%, 3/15/11 ....................  United Kingdom     3,000,000            2,985,000
           Milacron Escrow Corp., senior secured note, 11.50%, 5/15/11 .........  United States      1,600,000            1,376,000
           TRW Automotive Inc., senior note, 9.375%, 2/15/13 ...................  United States      3,000,000            3,262,500
                                                                                                                      -------------
                                                                                                                         11,923,500
                                                                                                                      -------------
           REAL ESTATE INVESTMENT TRUSTS 1.1%
           Host Marriott LP, senior note, 9.25%, 10/01/07 ......................  United States      4,000,000            4,240,000
                                                                                                                      -------------
           RETAIL TRADE 0.5%
    (a),(b)GSC Holdings Corp., 144A, FRN, 7.845%, 10/01/11 .....................  United States      2,000,000            1,990,000
                                                                                                                      -------------
           TECHNOLOGY SERVICES 0.8%
    (a),(b)Sungard Data Systems Inc., senior note, 144A, FRN, 8.525%,
            8/15/13 ............................................................  United States      3,000,000            3,120,000
                                                                                                                      -------------
           UTILITIES 5.1%
           Aquila Inc., senior note, 9.95%, 2/01/11 ............................  United States      2,000,000            2,215,000
(b),(d),(e)Calpine Corp., senior secured note, 144A, 8.50%, 7/15/10 ............  United States      3,000,000            2,475,000
        (b)Dynegy Holdings Inc., secured note, 144A, 9.875%, 7/15/10 ...........  United States      4,000,000            4,405,000
           Edison Mission Energy, senior note, 9.875%, 4/15/11 .................  United States      2,000,000            2,342,500
           El Paso Natural Gas Co., senior note, A, 7.625%, 8/01/10 ............  United States      4,000,000            4,226,316
           TXU Corp., 4.80%, 11/15/09 ..........................................  United States      4,000,000            3,867,488
                                                                                                                      -------------
                                                                                                                         19,531,304
                                                                                                                      -------------
           TOTAL BONDS (COST $195,347,676)                                                                              197,615,427
                                                                                                                      -------------
           MORTGAGE-BACKED SECURITIES 32.8%
           FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 14.8%
           FHLMC Gold 15 Year, 4.50%, 6/01/18 - 9/01/18 ........................  United States      3,646,634            3,558,299
           FHLMC Gold 15 Year, 5.00%, 9/01/18 - 11/01/18 .......................  United States      7,842,758            7,778,235
           FHLMC Gold 15 Year, 5.50%, 7/01/19 ..................................  United States        381,197              383,686
           FHLMC Gold 30 Year, 5.00%, 8/01/33 - 6/01/34 ........................  United States     13,816,267           13,417,219
           FHLMC Gold 30 Year, 5.50%, 8/01/33 - 2/01/35 ........................  United States      9,695,746            9,627,401
           FHLMC Gold 30 Year, 6.00%, 7/01/28 - 4/01/35 ........................  United States     10,539,585           10,660,345
           FHLMC Gold 30 Year, 6.50%, 1/01/35 ..................................  United States      4,758,227            4,878,156
           FHLMC Gold 30 Year, 7.00%, 9/01/27 ..................................  United States      1,336,052            1,395,429
           FHLMC Gold 30 Year, 8.00%, 1/01/31 ..................................  United States        338,398              361,017
           FHLMC Gold 30 Year, 8.50%, 7/01/31 ..................................  United States      3,668,485            3,982,236
                                                                                                                      -------------
                                                                                                                         56,042,023
                                                                                                                      -------------
           FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 1.0%
        (a)FNMA, 4.613%, 7/01/34 ...............................................  United States      3,763,299            3,709,956
        (a)FNMA, 5.942%, 6/01/32 ...............................................  United States        169,837              167,712
                                                                                                                      -------------
                                                                                                                          3,877,668
                                                                                                                      -------------
           FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 11.6%
           FNMA 15 Year, 5.00%, 10/01/17 .......................................  United States      2,062,265            2,044,135
           FNMA 15 Year, 5.50%, 10/01/17 - 4/01/18 .............................  United States      4,151,020            4,180,300
           FNMA 15 Year, 7.00%, 9/01/18 ........................................  United States        535,390              561,467


                                          QUARTERLY STATEMENT OF INVESTMENTS | 5

FRANKLIN TEMPLETON
LIMITED DURATION INCOME TRUST

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    COUNTRY      PRINCIPAL AMOUNT(C)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
           MORTGAGE-BACKED SECURITIES (CONT.)
           FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE (CONT.)
           FNMA 30 Year, 5.00%, 10/01/35 .......................................  United States      2,214,903        $   2,146,841
        (f)FNMA 30 Year, 5.50%, 8/01/33 - 1/15/36 ..............................  United States     17,028,182           16,890,688
        (f)FNMA 30 Year, 6.00%, 1/01/29 - 11/01/35 .............................  United States     14,544,679           14,690,472
           FNMA 30 Year, 6.50%, 8/01/32 ........................................  United States      2,195,878            2,257,457
           FNMA 30 Year, 8.00%, 10/01/29 .......................................  United States        388,275              414,863
           FNMA 30 Year, 8.50%, 8/01/26 ........................................  United States        642,724              697,603
                                                                                                                      -------------
                                                                                                                         43,883,826
                                                                                                                      -------------
           GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 5.4%
           GNMA I SF 30 Year, 5.50%, 4/15/33 - 12/15/34 ........................  United States      8,842,446            8,907,762
           GNMA I SF 30 Year, 6.50%, 6/15/31 - 12/15/33 ........................  United States      3,748,853            3,918,811
           GNMA II SF 30 Year, 5.00%, 10/20/33 .................................  United States      4,427,964            4,359,540
           GNMA II SF 30 Year, 7.00%, 1/20/24 - 12/20/30 .......................  United States      2,293,187            2,393,847
           GNMA II SF 30 Year, 8.00%, 1/20/28 - 2/20/32 ........................  United States        814,928              868,561
                                                                                                                      -------------
                                                                                                                         20,448,521
                                                                                                                      -------------
           TOTAL MORTGAGE-BACKED SECURITIES (COST $125,392,008)                                                         124,252,038
                                                                                                                      -------------
           ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
           SECURITIES 10.1%
           FINANCE 10.1%
        (a)Argent Securities Inc., 2003-W5, M4, FRN, 8.129%, 10/25/33 ..........  United States      4,000,000            4,058,882
        (a)GSR Mortgage Trust, 2003-AHL, B1, FRN, 8.379%, 10/25/33 .............  United States      5,000,000            5,078,615
        (a)Merrill Lynch Mortgage Investors Inc., 2003-OPT1, B2, FRN, 7.129%,
            7/25/34 ............................................................  United States      1,000,000            1,014,666
        (a)Morgan Stanley ABS Capital,
             2003-HE3, B1, FRN, 7.679%, 10/25/33 ...............................  United States      3,500,000            3,522,472
             2003-NC10, B1, FRN, 7.679%, 10/25/33 ..............................  United States      3,000,000            3,058,605
        (b)Morgan Stanley Auto Loan Trust, 2003-HB1, D, 144A, 5.50%,
            4/15/11 ............................................................  United States        546,327              543,576
        (a)Morgan Stanley Dean Witter Capital I, 2003-NC3, B1, FRN, 7.379%,
            3/25/33 ............................................................  United States      4,508,000            4,555,722
        (a)New Century Home Equity Loan Trust, 2003-2, M3, FRN, 8.079%,
            1/25/33 ............................................................  United States      5,000,000            5,111,777
        (a)Option One Mortgage Loan Trust, 2003-6, M5, FRN, 7.679%,
            11/25/33 ...........................................................  United States      3,500,000            3,569,112
        (a)Residential Asset Securities Corp., 2003-KS10, MII3, FRN, 6.929%,
            12/25/33 ...........................................................  United States      1,500,000            1,524,583
        (a)Specialty Underwriting & Residential Finance, 2003-BC4, B2, FRN,
            6.879%, 11/25/34 ...................................................  United States      1,500,000            1,514,304
        (a)Structured Asset Investment Loan Trust,
             2003-BC2, M3, FRN, 7.629%, 4/25/33 ................................  United States      1,471,000            1,480,081
             2003-BC13, M4, FRN, 7.129%, 11/25/33 ..............................  United States      3,340,000            3,394,098
                                                                                                                      -------------
TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL
  MORTGAGE-BACKED SECURITIES (COST $37,504,319)                                                                          38,426,493
                                                                                                                      -------------


6 | Quarterly Statement of Investments

FRANKLIN TEMPLETON
LIMITED DURATION INCOME TRUST

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    COUNTRY      PRINCIPAL AMOUNT(C)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
        (a)SENIOR FLOATING RATE INTERESTS 48.8%
           COMMERCIAL SERVICES 0.1%
           JohnsonDiversey Inc., Term Loan B, 6.87%, 12/09/11 ..................  United States        521,967        $     527,382
                                                                                                                      -------------
           COMMUNICATIONS 5.9%
           AAT Communications Corp., First Lien Term Loan, 6.16%, 7/27/12 ......  United States      3,000,000            3,039,375
           Alaska Communications Systems Holdings Inc.,
             Incremental Term Loan, 6.527%, 2/01/12 ............................  United States        100,000              101,125
             Term Loan, 6.527%, 2/01/12 ........................................  United States      4,000,000            4,045,000
           Fairpoint Communications Inc., Term Loan B, 6.313%, 2/08/12 .........  United States      2,000,000            2,008,250
           Hawaiian Telecom Communications Inc., Term Loan B, 6.78%,
            10/31/12 ...........................................................  United States      3,370,000            3,393,169
           Iowa Telecommunications Services Inc., Term Loan B, 6.28 - 6.40%,
            11/23/11 ...........................................................  United States      4,000,000            4,041,876
           New Skies Satellites BV, Term Loan, 6.188%, 5/02/11 .................   Netherlands         500,739              504,599
           Panamsat Corp., Term Loan B1, 6.438 - 6.489%, 8/01/11 ...............  United States      3,960,000            4,011,480
           Valor Telecommunications Enterprises LLC, Term Loan, 5.811 - 6.277%,
            2/24/12 ............................................................  United States      1,160,000            1,160,986
                                                                                                                      -------------
                                                                                                                         22,305,860
                                                                                                                      -------------
           CONSUMER DURABLES 4.0%
           Eastman Kodak Co., Term Loan B, 6.424 - 6.75%, 10/18/12 .............  United States      2,329,412            2,335,396
           Jarden Corp., Term Loan B2, 6.277%, 1/24/12 .........................  United States      3,821,117            3,835,446
           Sealy Mattress Co., Term Loan D, 6.118 - 6.16%, 4/12/13 .............  United States      3,254,821            3,293,980
           Solo Cup Co., Term Loan B, 6.98 - 7.027%, 2/27/11 ...................  United States      1,969,925            1,986,340
           Stile Acquisition Corp. (Masonite), Canadian Term Loan,
            6.206 - 6.527%, 4/05/13 ............................................     Canada          1,837,054            1,820,884
           Stile U.S. Acquisition Corp. (Masonite), U.S. Term Loan,
            6.206 - 6.527%, 4/05/13 ............................................  United States      1,840,184            1,823,987
                                                                                                                      -------------
                                                                                                                         15,096,033
                                                                                                                      -------------
           CONSUMER NON-DURABLES 1.8%
           Acco Brands Corp., Term Loan B, 5.918 - 6.247%, 8/05/12 .............  United States      1,139,145            1,153,147
           Constellation Brands Inc., Term Loan B, 5.438 - 5.75%,
            12/22/11 ...........................................................  United States      1,565,556            1,584,636
           Dole Food Co. Inc., Term Loan B, 5.438 - 7.75%, 4/18/12 .............     Bermuda         1,078,103            1,083,606
           Meow Mix Co., Term Loan B, 7.09%, 7/13/11 ...........................  United States        651,027              658,280
           Michael Foods Inc., Term Loan B1, 6.501 - 6.671%, 11/21/10 ..........  United States        638,926              647,844
           Southern Wine & Spirits of America Inc., Term Loan B, 6.027%,
            5/31/12 ............................................................  United States      1,657,475            1,677,448
                                                                                                                      -------------
                                                                                                                          6,804,961
                                                                                                                      -------------
           CONSUMER SERVICES 13.6%
           Alderwoods Group Inc., Term Loan B2, 5.84 - 6.37%, 9/17/09 ..........  United States        659,376              667,467
           Arby's Restaurant Holdings LLC, Term Loan B, 6.493 - 6.777%,
            7/25/12 ............................................................  United States      1,741,250            1,752,133
           Charter Communications Operating LLC, Term Loan B, 7.50%,
            4/27/11 ............................................................  United States      1,967,554            1,975,009
           Cinram International Inc., Term Loan D, 6.66%, 9/30/09 ..............     Canada          2,750,054            2,776,121


                                          QUARTERLY STATEMENT OF INVESTMENTS | 7

FRANKLIN TEMPLETON
LIMITED DURATION INCOME TRUST

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    COUNTRY      PRINCIPAL AMOUNT(C)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
        (a)SENIOR FLOATING RATE INTERESTS (CONT.)
           CONSUMER SERVICES (CONT.)
           Dex Media West LLC, Term Loan B, 5.87 - 6.28%, 3/09/10 ..............  United States      2,810,941        $   2,829,628
           DIRECTV Holdings LLC, Term Loan B, 5.87%, 4/13/13 ...................  United States      1,133,333            1,145,021
           Emmis Operating Co., Term Loan B, 6.120%, 11/10/11 ..................  United States        667,942              671,931
           Entravision Communications Corp., Term Loan B, 5.55%, 3/29/12 .......  United States      1,100,000            1,108,250
           Hertz Corp.,
             Credit Link, 4.50%, 12/21/12 ......................................  United States        155,556              157,682
             Term Loan B, 8.50%, 12/21/12 ......................................  United States      1,062,133            1,076,655
           Insight Midwest Holdings LLC,
             Term Loan A, 5.813%, 6/30/09 ......................................  United States      1,062,898            1,063,978
             Term Loan C, 6.563%, 12/31/09 .....................................  United States      1,989,400            2,017,377
           Intelsat (Bermuda) Ltd., senior Term Loan Facility, 5.813%,
            7/28/11 ............................................................     Bermuda         2,412,845            2,438,481
           Mediacom Broadband (MCC Iowa), Term Loan C, 6.23 - 6.527%,
            1/31/14 ............................................................  United States      1,985,000            2,013,999
           MediaNews Group Inc., Term Loan C, 5.64%, 12/30/10 ..................  United States      2,283,525            2,288,412
           Metro-Goldwyn-Mayer Inc., Term Loan B, 6.78%, 4/08/12 ...............  United States      2,900,000            2,922,739
           Mission Broadcasting Inc., Term Loan B, 6.28%, 10/01/12 .............  United States      1,698,419            1,710,449
           Nexstar Broadcasting Inc., Term Loan B, 6.28%, 10/01/12 .............  United States      1,728,906            1,741,152
           Penn National Gaming Inc., Term Loan B, 5.97 - 6.28%,
            10/03/12 ...........................................................  United States      1,795,500            1,819,206
           R.H. Donnelley Inc., Term Loan D, 5.81 - 6.28%, 6/30/11 .............  United States      3,456,212            3,476,984
           Rainbow National Services LLC, Term Loan B, 7.188%, 3/31/12 .........  United States      2,481,250            2,503,891
           Regal Cinemas Inc., Term Loan B, 6.527%, 11/10/10 ...................  United States      4,385,463            4,439,671
           UPC Financing Partnership, Term Loan H2, 6.804%, 9/30/12 ............   Netherlands       4,000,000            4,041,072
           WMG Acquisition Corp., Term Loan B, (Warner Music), 6.194 - 6.59%,
            2/23/11 ............................................................  United States      4,906,419            4,964,246
                                                                                                                      -------------
                                                                                                                         51,601,554
                                                                                                                      -------------
           ELECTRONIC TECHNOLOGY 0.2%
           Onex Wind Finance LP (Mid-Western Aircraft), Term Loan B, 6.409%,
            12/31/11 ...........................................................  United States        597,000              605,893
                                                                                                                      -------------
           ENERGY MINERALS 0.7%
           Citgo Petroleum Corp., Term Loan B, 5.676%, 11/15/12 ................  United States      1,700,000            1,714,345
           Walter Industries Inc., Term Loan B, 6.054 - 6.527%, 10/03/12 .......  United States        798,000              809,222
                                                                                                                      -------------
                                                                                                                          2,523,567
                                                                                                                      -------------
           FINANCE 5.7%
        (f)Capital Automotive., Term Loan B, 8.00%, 12/05/10 ...................  United States      2,910,000            2,923,642
           Conseco Inc., Term Loan, 6.37%, 6/22/10 .............................  United States      1,109,424            1,118,668
           Fidelity National Information Services Inc., Term Loan B, 6.11%,
             3/09/13 ...........................................................  United States      4,443,412            4,466,372
           General Growth Properties Inc., Term Loan B, 6.22%, 11/15/08 ........  United States      3,965,737            3,998,125
           Kyle Acquisition Group,
              Term Loan B, 6.50%, 7/20/08 ......................................  United States        311,573              312,936
              Term Loan C, 6.50%, 7/20/10 ......................................  United States        288,427              290,050


8 | QUARTERLY STATEMENT OF INVESTMENTS

FRANKLIN TEMPLETON
LIMITED DURATION INCOME TRUST

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    COUNTRY      PRINCIPAL AMOUNT(c)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
        (a)SENIOR FLOATING RATE INTERESTS (CONT.)
           FINANCE (CONT.)
           LandSource Communities Development LLC, Term Loan B, 6.875%,
            3/31/10 ............................................................  United States      1,000,000        $   1,007,100
           Lion Gables Realty LP, Term Loan B, 6.09 - 6.15%, 9/30/06 ...........  United States        562,421              565,409
           Macerich Co., Interim Loan Facility, 6.038%, 3/31/06 ................  United States      1,238,000            1,239,547
           Maguire Properties Inc., Term Loan B, 6.081%, 2/23/10 ...............  United States      1,377,778            1,385,190
           Nasdaq Stock Market Inc., Term Loan B, 6.00 - 6.188%,
            12/08/11 ...........................................................  United States      1,700,000            1,713,636
           Newkirk Master LP, Term Loan B, 5.804 - 6.00%, 8/11/08 ..............  United States        690,903              696,733
           Yellowstone Club, Term Loan, 6.764%, 9/30/10 ........................  United States      1,941,680            1,950,579
                                                                                                                      -------------
                                                                                                                         21,667,987
                                                                                                                      -------------
           HEALTH SERVICES 1.5%
           DaVita Inc., Term Loan B, 6.40 - 6.94%, 10/05/12 ....................  United States      2,875,147            2,917,276
           LifePoint Hospitals Inc., Term Loan B, 6.185%, 4/15/12 ..............  United States      2,938,881            2,959,697
                                                                                                                      -------------
                                                                                                                          5,876,973
                                                                                                                      -------------
           INDUSTRIAL SERVICES 1.4%
           Allied Waste North America Inc.,
             Credit Link, 4.168%, 1/15/12 ......................................  United States        802,703              807,993
             Term Loan B, 6.09 - 6.39%, 1/15/12 ................................  United States      2,067,516            2,081,013
           Epco Holdings Inc., Term Loan B, 6.418 - 6.639%, 8/18/10 ............  United States        594,000              603,049
        (f)Petroleum Geo-Services ASA and PGS Finance Inc., Term Loan,
            7.00%, 12/17/12 ....................................................     Norway            800,000              807,375
           Washington Group International Inc., Synthetic Term Loan, 3.92%,
            6/14/10 ............................................................  United States        900,000              902,376
                                                                                                                      -------------
                                                                                                                          5,201,806
                                                                                                                      -------------
           NON-ENERGY MINERALS 1.4%
           Novelis Corp., U.S. Term Loan, 6.011%, 1/09/12 ......................  United States      1,400,370            1,410,831
           Novelis Inc., Canadian Term Loan, 6.011%, 1/09/12 ...................     Canada            757,322              762,980
           St. Marys Cement Inc., Term Loan B, 6.527%, 12/04/09 ................     Canada          2,959,862            3,006,109
                                                                                                                      -------------
                                                                                                                          5,179,920
                                                                                                                      -------------
           PROCESS INDUSTRIES 5.0%
           Berry Plastics Corp., Term Loan, 6.447%, 12/02/11 ...................  United States      2,890,487            2,928,124
           Boise Cascade LLC, Term Loan D, 6.156 - 6.281%, 10/28/11 ............  United States        622,114              631,056
           Brenntag,
             (f)Term Loan B2, 8.75%, 12/22/13 ..................................  United States        401,807              407,248
             (f)Term Loan B3, 8.75%, 12/22/12 ..................................     Germany            98,193               99,523
           Graham Packaging Co., First Lien Term Loan, 6.375 - 6.813%,
            10/07/11 ...........................................................  United States      1,686,815            1,703,363
           Hexion Specialty Chemicals Inc.,
             Tranche B-1, 6.875%, 5/31/12 ......................................  United States        457,036              462,402
             Tranche B-3 Credit Linked, 4.069%, 5/31/12 ........................  United States        109,091              110,372
           Huntsman International LLC, Term Loan B, 6.12%, 8/16/12 .............  United States      3,701,728            3,725,153
           Nalco Co., Term Loan B, 5.87 - 8.25%, 11/04/10 ......................  United States      3,267,824            3,314,188
           NewPage Corp., Term Loan, 7.563%, 5/02/11 ...........................  United States      2,992,500            3,029,906
           Polymer Group Inc., Term Loan, 6.769%, 11/22/10 .....................  United States        800,000              805,192


                                          QUARTERLY STATEMENT OF INVESTMENTS | 9

FRANKLIN TEMPLETON
LIMITED DURATION INCOME TRUST

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    COUNTRY      PRINCIPAL AMOUNT(C)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
        (a)SENIOR FLOATING RATE INTERESTS (CONT.)
           PROCESS INDUSTRIES (CONT.)
           Resolution Europe BV (Hexion), Tranche B-2, 7.063%, 5/31/12 .........   Netherlands         629,564        $     636,955
           Rockwood Specialties Group Inc., Term Loan E, 6.216%, 7/30/12 .......  United States        995,000            1,006,893
                                                                                                                      -------------
                                                                                                                         18,860,375
                                                                                                                      -------------
           PRODUCER MANUFACTURING 3.4%
           Day International Group Inc., Term Loan B, 7.03%, 12/05/12 ..........  United States        779,705              790,182
           Euramax International Inc., Term Loan B, 7.241%, 6/29/12 ............  United States      1,218,158            1,210,327
           Headwaters Inc., Term Loan B, 6.43 - 8.50%, 4/30/11 .................  United States      1,029,654            1,037,805
           Itron Inc., Term Loan C, 6.125 - 8.00%, 7/01/11 .....................  United States        135,135              136,514
           Nortek Inc., Term Loan, 6.94 - 8.50%, 8/27/11 .......................  United States      1,979,950            1,999,997
           Sensus Metering Systems Inc., Term Loan, 6.35 - 6.54%,
            12/17/10 ...........................................................  United States      2,781,311            2,813,268
           TriMas Corp., Term Loan B, 8.02%, 12/06/09 ..........................  United States      2,037,159            2,057,530
           TRW Automotive Inc., Term Loan B, 6.125%, 6/30/12 ...................  United States      2,977,500            2,981,222
                                                                                                                      -------------
                                                                                                                         13,026,845
                                                                                                                      -------------
           RETAIL TRADE 2.2%
           The Jean Coutu Group (PJC) Inc., Term Loan B, 6.50%, 7/30/11 ........      Canada         3,873,765            3,915,462
           Neiman Marcus Group Inc., Term Loan, 6.947%, 4/06/13 ................  United States      1,200,000            1,211,020
           Travelcenters of America Inc., Term Loan, 6.16 - 6.44%,
            12/01/11 ...........................................................  United States      2,500,000            2,528,125
           The William Carter Co., Term Loan B, 5.65 - 5.811%, 7/14/12 .........  United States        860,064              870,098
                                                                                                                      -------------
                                                                                                                          8,524,705
                                                                                                                      -------------
           TECHNOLOGY SERVICES 0.8%
           Sungard Data Systems Inc., Term Loan, 6.81%, 2/11/13 ................  United States      2,869,580            2,904,253
                                                                                                                      -------------
           UTILITIES 1.1%
           AES Corp., Term Loan B, 5.07 - 5.69%, 4/30/08 .......................  United States        571,431              575,648
           Texas Genco LLC,
             Delay Draw, 6.369 - 8.25%, 12/14/11 ...............................  United States      1,032,236            1,035,622
             First Lien Term Loan, 6.369 - 6.389%, 12/14/11 ....................  United States      2,489,052            2,497,219
                                                                                                                      -------------
                                                                                                                          4,108,489
                                                                                                                      -------------
           TOTAL SENIOR FLOATING RATE INTERESTS
            (COST $183,819,633)                                                                                         184,816,603
                                                                                                                      -------------
           FOREIGN GOVERNMENT AND AGENCY SECURITIES 3.7%
    (a),(g)Government of Argentina, FRN, 4.005%, 8/03/12 .......................    Argentina        3,950,000            3,048,169
           Government of Korea, 6.90%, 1/16/07 .................................   South Korea   3,600,000,000 KRW        3,651,501
           Government of Norway, 6.75%, 1/15/07 ................................      Norway         8,300,000 NOK        1,278,308
           Government of Poland, 8.50%, 11/12/06 ...............................      Poland         8,750,000 PLN        2,783,650
           Government of Singapore, 5.625%, 7/01/08 ............................    Singapore        2,150,000 SGD        1,378,989
           Government of Sweden, 8.00%, 8/15/07 ................................      Sweden         8,300,000 SEK        1,133,513
           New South Wales Treasury Corp., 6.50%, 5/01/06 ......................    Australia          800,000 AUD          588,718
                                                                                                                      -------------
           TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
            (COST $13,324,184)                                                                                           13,862,848
                                                                                                                      -------------
           TOTAL LONG TERM INVESTMENTS (COST $555,387,820)                                                              558,973,409
                                                                                                                      -------------


10 | Quarterly Statement of Investments

FRANKLIN TEMPLETON
LIMITED DURATION INCOME TRUST

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    COUNTRY      PRINCIPAL AMOUNT(c)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
           SHORT TERM INVESTMENTS 3.3%
           FOREIGN GOVERNMENT SECURITIES 0.8%
           Thailand Treasury Bill, 7/27/06 .....................................    Thailand        64,000,000 THB    $   1,522,740
           Thailand Treasury Bill, 9/07/06 .....................................    Thailand        65,000,000 THB        1,541,144
                                                                                                                      -------------
           TOTAL FOREIGN GOVERNMENT SECURITIES (COST $3,075,155)                                                          3,063,884
                                                                                                                      -------------
           TOTAL INVESTMENTS BEFORE MONEY FUND
             (COST $558,462,975)                                                                                        562,037,293
                                                                                                                      -------------
                                                                                                      SHARES
           MONEY FUND (COST $9,468,546) 2.5%
        (h)Franklin Institutional Fiduciary Trust Money Market Portfolio .......  United States      9,468,546            9,468,546
                                                                                                                      -------------
           TOTAL INVESTMENTS (COST $567,931,521) 150.8% ........................                                        571,505,839
           PREFERRED SHARES (50.1)% ............................................                                       (190,000,000)
           OTHER ASSETS, LESS LIABILITIES (0.7)% ...............................                                         (2,594,804)
                                                                                                                      -------------
           NET ASSETS APPLICABLE TO COMMON SHARES 100.0% .......................                                      $ 378,911,035
                                                                                                                      =============

CURRENCY ABBREVIATIONS

AUD   - Australian Dollar
KRW   - South Korean Won
NOK   - Norwegian Krone
PLN   - Polish Zloty
SEK   - Swedish Krona
SGD   - Singapore Dollar
THB   - Thai Baht

SELECTED PORTFOLIO ABBREVIATIONS

FHLMC - Federal Home Loan Mortgage Corporation
FNMA  - Federal National Mortgage Association
FRN   - Floating Rate Note
GNMA  - Government National Mortgage Association
SF    - Single Family

(a)   The coupon rate shown represents the rate at period end.

(b) Security was purchased pursuant to rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2005, the value of these securities was $32,714,201, representing 8.63% of net assets applicable to common shares.

(c)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(d)   Defaulted security.

(e)   See Note 3 regarding other considerations.

(f)   Security purchased on a when-issued or to-be-announced basis.

(g) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(h) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

Quarterly Statement of Investments | See Notes to Statement of Investments. | 11

FRANKLIN TEMPLETON
LIMITED DURATION INCOME TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

The Franklin Templeton Limited Duration Income Trust (the Fund) is registered under the Investment Company Act of 1940 as a diversified, closed-end investment company.

1. INCOME TAXES

At December 31, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ..................................   $569,978,908
                                                         ============
Unrealized appreciation ..............................   $  7,136,921
Unrealized depreciation ..............................     (5,609,990)
                                                         ------------
Net unrealized appreciation (depreciation) ...........   $  1,526,931
                                                         ============

2. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion.

At December 31, 2005, unfunded commitments were as follows:

-------------------------------------------------------------------
                                                          UNFUNDED
BORROWER                                                 COMMITMENT
-------------------------------------------------------------------
Eastman Kodak Co., Term Loan B2 ......................   $  970,588
Hertz Corp., Delay Draw ..............................      182,311
JohnsonDiversey Inc., Delay Draw .....................      178,033
                                                         ----------
                                                         $1,330,932
                                                         ==========

3. OTHER CONSIDERATIONS

Directors or employees of Franklin Advisors, Inc., as the Fund's Investment Manager, may serve as members of various bondholders' steering committees, on credit committees, or may represent the Fund in certain corporate restructuring negotiations. At January 6, 2006, such individuals serve in one or more of these capacities for Calpine Corp. As a result of this involvement, such individuals may be in possession of certain material non-public information. If the Fund's Investment Manager, while in possession of such information, seeks to sell any of its holdings in these securities it will comply with all applicable federal securities laws.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


12 | QUARTERLY STATEMENT OF INVESTMENTS


Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON LIMITED DURATION INCOME TRUST

By    /S/ JIMMY D. GAMBILL
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  February 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By    /S/ JIMMY D. GAMBILL
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  February 21, 2006


By    /S/ GALEN G. VETTER
      Galen G. Vetter
      Chief Financial Officer
Date  February 21, 2006






                                   Exhibit A





I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON LIMITED DURATION INCOME TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

February 21, 2006


/S/JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration







I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON LIMITED DURATION INCOME TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

February 21, 2006


/S/GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer